Vanguard Total World Stock Index Fund Investment Strategy - Institutional Prospectus [Member] - Vanguard Total World Stock Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE Global All Cap Index (the “Target Index”), a float-adjusted, market-capitalization weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located around the world. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics.